STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Warrants Narrative) (Details 2) - USD ($)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2015	Apr. 30, 2014	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2015	Jul. 31, 2014	Feb. 14, 2014	Jun. 12, 2013	Jun. 30, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Warrants outstanding					24,803,409		24,803,409		24,803,409	24,803,409
Expected term										6 years
Volatility rate										99.00%
Expense recorded due to the change in the fair value of the warrants										$ 184,448
Income recorded due to the change in the fair value of the warrants									$ 13,980,711
Stock compensation expense					$ 280,976	$ 184,775	$ 883,298	$ 477,666	$ 827,184	$ 659,435
Class of Warrant or Right, Unissued									1,187,325
Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued															41,659
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding					1,187,325		1,187,325
Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued																23,549,510
Financing And Security Agreement [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued			41,659	41,659					41,659	41,659
Financing And Security Agreement [Member] | Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued										66,574
Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Fair value of warrants											$ 140,779
Convertible Debt [Member]
Class of Warrant or Right [Line Items]
Fair value of warrants													$ 140,779
Warrants Issued to Placement Agent [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants		$ 2.125
Fair value of warrants		$ 49,854
Expected term		5 years
Volatility rate		74.60%
Risk-free interest rate		1.72%
Warrants Issued to Placement Agent [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued												112,001
Exercise price of warrants												$ 0.73
Warrants Issued to Placement Agent [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued		38,259
Warrants Issued to Executive Officers [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants		$ 2.125
Fair value of warrants		$ 137,770
Expected term		5 years
Volatility rate		74.60%
Risk-free interest rate		1.63%
Number of executive officers to whom warrants issued		2
Vesting period		6 years
Stock compensation expense									$ 137,770
Warrants Issued to Executive Officers [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued												309,967
Warrants Issued to Executive Officers [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued		105,881
Warrants Issued to Executive Officers [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued												309,967
Warrants Associated with Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued		694,443
Estimated fair value of the warrants		$ 140,779
Exercise price of warrants		$ 0.245
Expected term		10 years
Volatility rate		67.60%
Risk-free interest rate		2.61%
Warrants Associated with Convertible Promissory Notes [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued		765,357
Private Placement Offering and Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued									23,549,510	23,549,510
Warrants outstanding	23,549,510								23,549,510
Fair value of warrants	$ 16,261,784								$ 2,130,822	$ 16,065,396
Expected term	5 years								3 years 6 months 29 days	4 years 6 months 29 days
Volatility rate	105.40%								1.094%	99.80%
Risk-free interest rate	1.77%								1.44%	1.53%
Warrants Issued to Placement Agents in Private Placement Offering [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued												2,000,000
Exercise price of warrants												$ 1.00
Warrants Issued to Investors in Private Placement Offering [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued												21,549,510
Exercise price of warrants												$ 2.00
Warrants Issued to Investors in Private Placement Offering [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued												309,967
Square 1 Bank [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued									66,574	66,574					66,574
Warrants outstanding									66,574
Fair value of warrants									$ 1,492	$ 10,169
Square 1 Bank [Member] | Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued									41,659					7,715
Exercise price of warrants														$ 1.16
Term of warrants			7 years
Square 1 Bank [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued												12,329
Exercise price of warrants												$ 0.73
Expected term									3 years 6 months	4 years 5 months 12 days
Volatility rate									104.60%	99.80%
Risk-free interest rate									1.42%	1.65%
Square 1 Bank [Member] | Financing And Security Agreement [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued									66,574
Square 1 Bank [Member] | Financing And Security Agreement [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued									66,574
Lender [Member]
Class of Warrant or Right [Line Items]
Fair value of warrants									$ 5,777	$ 43,237
Lender [Member] | Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued				33,944
Exercise price of warrants				$ 1.16
Term of warrants				7 years
Lender [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued												54,245
Exercise price of warrants												$ 0.73
Expected term									2 years 10 months 24 days	3 years 11 months 5 days
Volatility rate									104.60%	99.80%
Risk-free interest rate									1.31%	1.375%